S000040621 [Member] Expense Example - SFT Balanced Stabilization Fund - SFT Balanced Stabilization Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	$ 1,201